Condensed Consolidated Statements of Changes in Shareholders' Equity (Parenthetical)	3 Months Ended
Dec. 31, 2019 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock dividends paid (in dollars per share)	$ 1.96
Preferred stock dividends paid (in dollars per share)	$ 15.66